Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments under Contractual Obligations

At December 31, 2013, future minimum payments required under the Amended and Restated Credit Agreement, 2016 Notes and 2019 Notes, the mortgage facility, operating lease agreements with terms in excess of one year for facilities, equipment and software licenses and other significant contractual cash obligations were as follows:

	Payments Due by Period
Contractual Obligations	2014	2015	2016	2017	2018	Thereafter	Total
	(Amounts in thousands)
Total debt(1)	$320,662	$315,929	$726,845	$360,459	$244,391	$2,855,934	$4,824,220
Headquarters mortgage(2)	5,984	5,984	5,984	80,895	—	—	98,847
Operating lease obligations(3)	31,450	27,217	23,363	15,435	9,668	25,789	132,922
IT outsourcing agreement(4)	165,983	156,492	135,307	99,305	—	—	557,087
Purchase orders(5)	137,456	2,146	1,565	—	—	—	141,167
Letters of credit(6)	65,238	128	1,621	—	—	151	67,138
WNS agreement(7)	23,777	24,910	—	—	—	—	48,687
Other purchase obligations(8)	39,175	—	—	—	—	—	39,175
Unrecognized tax benefits(9)	—	—	—	—	—	—	66,620

Total contractual cash obligations(10)	$789,725	$532,806	$894,685	$556,094	$254,059	$2,881,874	$5,975,863

(1)

Includes all interest and principal related to the 2016 Notes and 2019 Notes. Also includes all interest and principal related to borrowings under the Amended and Restated Credit Agreement, which will mature in 2017 and 2019 and the Incremental Term Facility, which will mature in 2017. We are required to pay a percentage of the excess cash flow generated each year to our lenders which is not reflected in the table above. Interest on the term loan is based on the LIBOR rate plus a base margin and includes the effect of interest rate swaps. For purposes of this table, we have used projected LIBOR rates for all future periods (see Note 11, Debt).

(2)	Includes all interest and principal related to $85 million mortgage facility, which matures on March 1, 2017 (see Note 11, Debt).
(3)	We lease approximately two million square feet of office space in 97 locations in 48 countries. Lease payment escalations are based on fixed annual increases, local consumer price index changes or market rental reviews. We have renewal options of various term lengths at 65 locations, and we have no purchase options and no restrictions imposed by our leases concerning dividends or additional debt.
(4)	Represents minimum amounts due to Hewlett-Packard under the terms of an outsourcing agreement through which HP manages a significant portion of our information technology systems.
(5)	Purchase obligations represent an estimate of all open purchase orders and contractual obligations in the ordinary course of business for which we have not received the goods or services as of December 31, 2013. Although open purchase orders are considered enforceable and legally binding, the terms generally allow us the option to cancel, reschedule and adjust our requirements based on our business needs prior to the delivery of goods or performance of services.
(6)	Our letters of credit consist of stand-by letters of credit, underwritten by a group of lenders, which we primarily issue for certain regulatory purposes as well as to certain hotel properties to secure our payment for hotel room transactions. The contractual expiration dates of these letters of credit are shown in the table above. There were no claims made against any stand-by letters of credit during the years ended December 31, 2013, 2012 and 2011.
(7)	Represents expected payments to WNS Global Services, an entity to which we outsource a portion of our Travelocity contact center operations and back-office fulfillment though 2015. The expected payments are based upon current and historical transactions.
(8)	Consists primarily of minimum payments due under various marketing agreements, management services monitoring fees and media strategy, planning and placement agreements.
(9)	[Unrecognized tax benefits include associated interest and penalties. The timing of related cash payments for substantially all of these liabilities is inherently uncertain because the ultimate amount and timing of such liabilities is affected by factors which are variable and outside our control.]
(10)	Excludes pension obligations; see Note 9, Pension and Other Postretirement Benefit Plans.

Rent Expense for Continuing Operations

The following table presents rent expense for continuing operations for each of the three years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Rent expense	$40,474	$36,385	$39,846
Less:
Sublease rent	—	—	(3,574)

Total rent expense	$40,474	$36,385	$36,272